Summary of Significant Accounting Policies - Schedule of Calculations of Fair Value Assumptions (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages	2.05%	2.39%
Risk Free Interest Rate [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages			1.31%
Risk Free Interest Rate [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages			1.50%
Expected Volatility [Member]
Fair value assumptions, measurement input, percentages	195.00%	45.00%	250.00%
Expected Term [Member]
Fair value assumptions, measurement input, term	1 year	2 years 6 months
Expected Term [Member] | Minimum [Member]
Fair value assumptions, measurement input, term			1 year
Expected Term [Member] | Maximum [Member]
Fair value assumptions, measurement input, term			1 year 6 months
Expected Dividend Yield [Member]
Fair value assumptions, measurement input, percentages	0.00%	0.00%	0.00%